Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Total	$ 29,819,088	$ 26,665,601	$ 20,715,230
Shiitake
Segment Reporting Information [Line Items]
Total	16,753,076	16,249,672	14,658,325
Mu Er
Segment Reporting Information [Line Items]
Total	12,190,340	9,239,920	6,015,519
Other edible fungi and other agricultural products
Segment Reporting Information [Line Items]
Total	$ 875,672	$ 1,176,009	$ 41,386